COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Jun. 30, 2020 - Purchase Commitment [Member]	USD ($)	CNY (¥)
Other Commitment, Fiscal Year Maturity [Abstract]
2021	$ 357,335	¥ 2,526,259
Thereafter	0	0
Total minimum payments required	$ 357,335	¥ 2,526,259